Schedule of Movements in Options on Issue Over Ordinary Shares (Details)		12 Months Ended
		Jun. 30, 2025 shares $ / shares		Jun. 30, 2024 shares $ / shares		Jun. 30, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Beginning balance		23,578,766		33,572,158	[1]	11,950,000	[1]
Issued		34,194,000		216		31,272,343	[1]
Exercised		(14,460,420)		(251)		(6,250,185)	[1]
Lapsed		(13,614,480)		(9,993,357)		(3,400,000)	[1]
Ending balance		29,697,866		23,578,766		33,572,158	[1]
On or before 30 november 2025 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.20		$ 1.20		$ 1.20
Beginning balance		8,250,000		8,250,000
Issued						8,250,000
Exercised
Lapsed
Ending balance		8,250,000		8,250,000		8,250,000
On or before 30 november 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.10		$ 1.10		$ 1.10
Beginning balance		13,614,264		13,614,264
Issued						13,614,264
Exercised
Lapsed		(13,614,264)
Ending balance				13,614,264		13,614,264
On or before 16 january 2026 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.91		$ 0.91		$ 0.91
Beginning balance		1,714,286		1,714,286
Issued						1,714,286
Exercised
Lapsed
Ending balance		1,714,286		1,714,286		1,714,286
On or before 30 june 2025 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.00		$ 1.00
Beginning balance		216
Issued				216
Exercised
Lapsed		(216)
Ending balance				216
On Or Before Twenty Five July Two Thousands Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[2]	$ 0.1806
Beginning balance	[2]
Issued	[2]	31,350,000
Exercised	[2]	(14,460,420)
Lapsed	[2]
Ending balance	[2]	16,889,580
On Or Before Twenty Five July Two Thousands Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[2]	$ 0.2580
Beginning balance	[2]
Issued	[2]	1,425,000
Exercised	[2]
Lapsed	[2]
Ending balance	[2]	1,425,000
On Or Before Twenty Four September Two Thousands Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[2]	$ 0.183
Beginning balance	[2]
Issued	[2]	1,419,000
Exercised	[2]
Lapsed	[2]
Ending balance	[2]	1,419,000
On or before 29 december 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.75		$ 0.75
Beginning balance				1,100,000		1,100,000
Issued
Exercised
Lapsed				(1,100,000)
Ending balance						1,100,000
On or before 7 october 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 2.20
Beginning balance				1,900,000
Issued
Exercised
Lapsed				(1,900,000)
Ending balance						1,900,000
On or before 30 april 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[1]			$ 0.70	[3]	$ 0.70
Beginning balance	[1]		[3]	6,993,608	[3]
Issued	[1]				[3]	6,993,793
Exercised	[1]			(251)	[3]	(185)
Lapsed	[1]			(6,993,357)	[3]
Ending balance	[1],[3]					6,993,608
On or before 19 september 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 0.40
Beginning balance						6,100,000
Issued
Exercised						(6,100,000)
Lapsed
Ending balance
On or before 28 october 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 0.56
Beginning balance						150,000
Issued
Exercised						(150,000)
Lapsed
Ending balance
On or before 28 january 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 0.60
Beginning balance						750,000
Issued
Exercised
Lapsed						(750,000)
Ending balance
On or before 2 december 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 3.00
Beginning balance						1,050,000
Issued
Exercised
Lapsed						(1,050,000)
Ending balance
On or before 20 may 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 1.35
Beginning balance						1,100,000
Issued						500,000
Exercised
Lapsed						(1,600,000)
Ending balance
On or before 23 september 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 2.20
Beginning balance				1,900,000		1,700,000
Issued						200,000
Exercised
Lapsed
Ending balance						1,900,000

[1]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.
[2]	Nasdaq options are quoted on a 60 to 1 basis
[3]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.